Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Apr. 30, 2023	Jan. 31, 2023	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,407,480	$ 1,404,856	$ 1,302,758
Less: Accumulated depreciation	(554,035)	(507,121)	(323,461)
Net Property and Equipment	853,445	897,735	979,297
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	144,585	144,585	144,585
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,243,252	1,240,628	1,138,530
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19,643	$ 19,643	$ 19,643